CSMC 2022-NQM3 Trust ABS-15G

Exhibit 99.57

April 18, 2022

Due Diligence Narrative Report for:

CSMC 2022-NQM3

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119  |  www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119  |  www.rrreview.com

Client Services Management

Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119  |  www.rrreview.com

OVERVIEW

In December 2020 and July 2021, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 22 mortgage loans. The Due Diligence for these loans took place in January and August 2021. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	22
Servicer Comment History Review	22
Title/Tax/Lien Review	10

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Other Priority Liens
6.	HOA/Muni Liens
7.	Federal/State Tax Liens
8.	Whether subject mortgage was in 1st Lien Position
9.	Whether Subject mortgage has been foreclosed
10.	Potential Assignment Chain issues
11.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119  |  www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 22 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2022-NQM3 PART 1 CASHFLOW R 04152022.xlsx” and “CSMC 2022-NQM3 PART 2 CASHFLOW R 04152022.xlsx” file.

The results of this review are:

●	Part 1: Per MBA methodology, two loans were current, and four loans were 30 or more days delinquent, as of 11/30/2020.
●	Part 2: Per MBA methodology, two loans were delinquent, and 14 loans were current as of 6/30/2021.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 22 loans and reported any pertinent information based on comment history in “CSMC 2022-NQM3 CH R 04152022.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 10 mortgage loans and reported to our client in “CSMC 2022- NQM3 Title Review R_04152022.xlsx” the following potential exceptions:

●	0 loans had address variations

●	2 loans showed applicant was not on title

●	0 loan showed no mortgage found

●	1 loan had delinquent or unpaid taxes

●	1 loan had liens other than HOA or municipal prior to mortgage

●	1 loan had municipal liens

●	0 loans had HOA liens

●	0 loans had federal tax liens

●	0 loans had state tax liens

●	1 loan showed mortgage not found in first lien position

●	0 loans showed mortgage as being foreclosed

●	0 loans had potential assignment chain issues

●	4 loans in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119  |  www.rrreview.com

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